Income Taxes - Narrative (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021	Feb. 09, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Net operating loss			$ 45,200,000
Uncertain tax positions	$ 1,671,000	$ 1,671,000	1,380,000	$ 1,671,000	$ 1,275,000
Unrecognized tax benefits recognized			1,300,000
Interest and penalty expense	$ 0	$ 0	0
Domestic Tax Authority
Income Tax Contingency [Line Items]
Net operating loss			9,500,000
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Net operating loss			2,000,000.0
Foreign Tax Authority
Income Tax Contingency [Line Items]
Net operating loss			$ 500,000